Business Combinations (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 19, 2019	Nov. 05, 2018	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019
Business Combinations
Purchase price, net of cash acquired			$ 27.6	$ 140.0
Goodwill			28.3	43.2
Goodwill			28.3	$ 43.2
Purchase price adjustments			0.3
Motley
Business Combinations
Cash paid for acquisition		$ 140.0
Common stock value issued as consideration		9.0
Identified intangible assets including goodwill		71.8
Identified intangibles					$ 28.3
Goodwill		43.5			43.5
Goodwill		43.5			$ 43.5
Tecton and Red Bone
Business Combinations
Total consideration	$ 74.6
Cash paid for acquisition	27.6
Common stock value issued as consideration	47.0
Identifiable assets	51.2
Identified intangibles	19.4
Goodwill	31.8
Goodwill	$ 31.8
Tecton and Red Bone | Minimum
Business Combinations
Restriction period on re-sale of shares	6 months
Tecton and Red Bone | Maximum
Business Combinations
Restriction period on re-sale of shares	24 months
Tecton
Business Combinations
Identified intangibles			6.2
Goodwill			15.0
Goodwill			15.0
Acquisitions revenues			21.8
Red Bone
Business Combinations
Identified intangibles			13.2
Goodwill			16.8
Goodwill			$ 16.8
Customer Contracts and Relationships and Covenants not to Compete [Member] | Motley
Business Combinations
Identified intangibles		$ 28.3
Customer contracts and relationships
Business Combinations
Useful Life (years)			20 years
Customer contracts and relationships | Motley
Business Combinations
Useful Life (years)		20 years
Customer contracts and relationships | Tecton and Red Bone
Business Combinations
Useful Life (years)	20 years
Covenants not to compete and other identified intangibles | Minimum
Business Combinations
Useful Life (years)			1 year 6 months
Covenants not to compete and other identified intangibles | Maximum
Business Combinations
Useful Life (years)			3 years
Covenants not to compete and other identified intangibles | Motley
Business Combinations
Useful Life (years)		3 years
Covenants not to compete and other identified intangibles | Tecton
Business Combinations
Useful Life (years)	18 months
Covenants not to compete and other identified intangibles | Red Bone
Business Combinations
Useful Life (years)	3 years